Document and Entity Information Document - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Feb. 19, 2016	Jun. 30, 2015
Entity Information [Line Items]
Entity Registrant Name	Energy Transfer Equity, L.P.
Entity Central Index Key	0001276187
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		1,044,788,657
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 25.4